Fees Summary	Oct. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,236,000
Previously Paid Amount	0.00
Total Fee Amount	584.99
Total Offset Amount	0.00
Net Fee	584.99
Narrative - Max Aggregate Offering Price	$ 4,236,000
Final Prospectus	true